NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES

Nuveen Investment Trust
 Prospectus dated October 28, 2020
Nuveen Investment Trust II
 Prospectus dated October 28, 2020
 Prospectuses dated November 27, 2020

Nuveen Investment Trust V
 Prospectus dated January 29, 2021
Nuveen Investment Funds, Inc.
 Prospectus dated October 28, 2020
 Prospectus dated February 26, 2021
 Prospectus dated April 30, 2021

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.
PLEASE KEEP THIS WITH YOUR
FUND’S PROSPECTUS
FOR FUTURE REFERENCE
MGN-VFP-0621P

NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Investment Trust
 Statement of Additional Information
  dated October 28, 2020
Nuveen Investment Trust II
 Statement of Additional Information
  dated October 28, 2020
 Statements of Additional Information
  dated November 27, 2020
Nuveen Investment Trust V
 Statement of Additional Information
  dated January 29, 2021
Nuveen Investment Funds, Inc.
 Statement of Additional Information
  dated October 28, 2020
 Statement of Additional Information
  dated February 26, 2021
 Statement of Additional Information
  dated April 30, 2021

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the statement of additional information are deleted.
PLEASE KEEP THIS WITH YOUR
FUND’S STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE
MGN-VFSAI-0621P